FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis

		December 31,	December 31,
Description	Level	2023	2022
Assets:
Marketable securities held in Trust Account	1	$54,799,478	$204,044,469

Liabilities:
Warrant liability – Private Warrants	3	$307,656	$184,594
Non-redemption agreement liability	3	1,441,653	$—

Schedule of Key Inputs into the Black-Scholes model for the Private Warrants

	December 31,	December 31,
Input	2023	2022
Market price of public shares	$6.20	$10.05
Risk-free rate	3.77%	3.91%
Dividend yield	0.00%	0.00%
Volatility	12.0%	2.6%
Probability of a business combination	100.0%	4.5%
Exercise price	$11.50	$11.50
Effective expiration date	02/09/2029	02/09/2028

Schedule of key inputs into the Monte Carlo model for the non-redeemable Common Stock

	December 31,	August 1, 2023
Input	2023	(Initial Measurement)
Market price of public shares	$6.20	$10.57
Probability of acquisition	100.0%	82.0%
Equity volatility	12.0%	19.9%
Discount for lack of marketability	8.00%	3.0%
Discount for expected forfeiture	5.11%	5.1%

Schedule of changes in the fair value of the PIPE derivative liability and the warrant liability

	Private	Non-Redemption	PIPE
	Placement	Agreement	Derivative
	Warrants	Liability	Liability
Fair value as of December 31, 2022	$184,594	$—	$—
Initial measurement as of August 1, 2023	—	1,881,440	—
Change in valuation inputs or other assumptions	123,062	(439,787)	—
Fair value as of December 31, 2023	$307,656	$1,441,653	$—

		PIPE
	Private	Derivative
	Placement Warrants	Liability
Fair value as of December 31, 2021	$7,137,930	4,566,000
Change in valuation inputs or other assumptions	(6,953,336)	(4,566,000)
Fair value as of December 31, 2022	$184,594	—